Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ and shares in millions, except per share amounts)	2024	2023	2022
Numerator:
Net income from continuing operations attributable to IGT PLC	117	116	420
Net income (loss) from discontinued operations attributable to IGT PLC	231	41	(145)
Net income attributable to IGT PLC	348	156	275

Denominator:
Weighted-average shares - basic	202	200	202
Incremental shares under stock based compensation plans	2	3	2
Weighted-average shares - diluted	204	203	203

Net income from continuing operations attributable to IGT PLC per common share - basic	0.58	0.58	2.08
Net income from continuing operations attributable to IGT PLC per common share - diluted	0.57	0.57	2.07
Net income (loss) from discontinued operations attributable to IGT PLC per common share - basic	1.15	0.20	(0.72)
Net income (loss) from discontinued operations attributable to IGT PLC per common share - diluted	1.14	0.20	(0.71)
Net income attributable to IGT PLC per common share - basic	1.73	0.78	1.36
Net income attributable to IGT PLC per common share - diluted	1.71	0.77	1.35

Certain stock options to purchase common shares were outstanding, but were excluded from the computation of diluted earnings per share, because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.

During years when we are in a net loss position, certain outstanding stock options and unvested restricted stock awards are excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect.

For the years ended December 31, 2024, 2023, and 2022 there were nominal stock options and unvested restricted stock awards shares excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect.